Cash and cash equivalents and Marketable securities (Details 1) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Fair value through profit or loss	$ 926	$ 713
Amortized cost - Bank Deposit Certificates and time deposits	4,249	3,574
Amortized cost - Others	53	50
Total	5,228	4,337
Current	2,819	2,773
Non-current	2,409	1,564
BRAZIL
IfrsStatementLineItems [Line Items]
Fair value through profit or loss	926	713
Amortized cost - Bank Deposit Certificates and time deposits	4,249	2,548
Amortized cost - Others	53	50
Total	5,228	3,311
Current	2,819	1,747
Non-current	2,409	1,564
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Fair value through profit or loss
Amortized cost - Bank Deposit Certificates and time deposits		1,026
Amortized cost - Others
Total		1,026
Current		1,026
Non-current